OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Lease liabilities [abstract]
Opening balance, September 1	$ 3,705	$ 0
Acquisitions through business combination (Note 28)	1,742	0
Lease additions	1,541	2,220
Lease payments	(1,682)	(897)
Interest expense on lease liabilities	329	163
Ending balance	5,635	3,705
Current portion (included in accounts payable and accrued liabilities)	(984)	(1,088)
Long-term portion (included in other liabilities)	$ 4,651	2,617
IFRS 16 transition
Lease liabilities [abstract]
Opening balance, September 1		$ 2,219